Shareholder Fees	Dec. 22, 2025 USD ($)
T. Rowe Price Emerging Markets Discovery Stock Fund - Investor Class [Member]
Prospectus [Line Items]
Maximum Account Fee	$ 20	[1]
T. Rowe Price Emerging Markets Discovery Stock Fund - I Class [Member]
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Emerging Markets Discovery Stock Fund - Advisor Class [Member]
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Emerging Markets Discovery Stock Fund - Z Class [Member]
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Global Stock Fund - Investor Class [Member]
Prospectus [Line Items]
Maximum Account Fee	20	[2]
T. Rowe Price Global Stock Fund - I Class [Member]
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Global Stock Fund - Advisor Class [Member]
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Emerging Europe Fund - Investor Class [Member]
Prospectus [Line Items]
Maximum Account Fee	20	[3]
T. Rowe Price Emerging Europe Fund - I Class [Member]
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Emerging Europe Fund - Z Class [Member]
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Emerging Markets Stock Fund - Investor Class [Member]
Prospectus [Line Items]
Maximum Account Fee	20	[4]
T. Rowe Price Emerging Markets Stock Fund - I Class [Member]
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Emerging Markets Stock Fund - Z Class [Member]
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price European Stock Fund - Investor Class [Member]
Prospectus [Line Items]
Maximum Account Fee	20	[5]
T. Rowe Price European Stock Fund - I Class [Member]
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price European Stock Fund - Z Class [Member]
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Overseas Stock Fund - Investor Class [Member]
Prospectus [Line Items]
Maximum Account Fee	20	[6]
T. Rowe Price Overseas Stock Fund - I Class [Member]
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Overseas Stock Fund - Advisor Class [Member]
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Overseas Stock Fund - Z Class [Member]
Prospectus [Line Items]
Maximum Account Fee	$ 0

[1]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[2]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[3]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[4]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[5]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[6]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.